Other non-current assets (Details) - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Net assets of post-employment benefit plans	$ 765	$ 558
Derivative assets	539	200
Long-term receivables	235	142
Investments	147	128
Publicly-traded and privately-held investments	122	129
Other	123	117
Total other non-current assets	$ 1,931	$ 1,274